Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Derivative Financial Instruments [Abstract]
Derivative financial instruments
27. Derivative financial instruments

	December 31, 2023	December 31, 2022

Foreign currency collars	$1,338	$—
Euro forward contracts	1,513	—
Interest rate swaps	458	—
Foreign currency forward contracts	6,229	—
Total derivative assets	$9,538	$—

Classified as:	December 31, 2023	December 31, 2022

Current	$2,502	$—
Non-current	7,036	—
	$9,538	$—

	December 31, 2023	December 31, 2022

Euro forward contracts	$35	$—
Gold collars	3,026	—
Gold commodity swaps	2,966	—
Copper commodity swaps	1,032	—
Interest rate swaps	12,063	—
Total derivative liabilities	$19,122	$—

Classified as:	December 31, 2023	December 31, 2022

Current	$279	$—
Non-current	18,843	—
	$19,122	$—
27. Derivative financial instruments (continued)
(a)Foreign Currency Collars
During 2023, the Company entered into zero-cost collars (purchase of a put option and sale of a call option) to reduce the risk associated with fluctuations of the Euro and Canadian dollar at Olympias and Lamaque, respectively. These derivatives set a band within which the Company expects to be able to protect against currency movements, either above or below specific strike prices. These derivatives are not designated as hedging instruments. Changes in the fair value of the foreign currency collars are recorded in other income and expense.
As at December 31, 2023, the Company's outstanding foreign currency collars were as follows:

2024
Canadian dollar collars
Canadian dollar contracts	US$108,000
Weighted average put strike price (USD:CDN)	1.30
Weighted average call strike price (USD:CDN)	1.44

Euro collars
Euro contracts	€78,000
Weighted average put strike price (EUR:USD)	1.14
Weighted average call strike price (EUR:USD)	1.03

Canadian dollar collars totalling US$96,000 and Euro collars totalling €75,400 expired in the year ended December 31, 2023 without financial settlement.

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	1,346	—
Settlements	(8)	—
Closing derivative asset (liability)	$1,338	$—
27. Derivative financial instruments (continued)
(b)Euro Forward Contracts
In August 2023, the Company entered into foreign exchange forward contracts to fix the U.S. Dollar to Euro exchange rate for a portion of the Company’s equity commitment for the Skouries project. From June 30, 2024 to May 31, 2025, €5,000 will be delivered to the Company every month at a forward rate of EUR/USD 1.1160.
In October 2023, the Company entered into additional foreign exchange forward contracts to fix the U.S. Dollar to Euro exchange rate. From June 2024 to May 2025, €2,500 will be delivered to the Company every month at a forward rate of EUR/USD 1.0785.
The foreign currency forward contracts have not been designated as hedging instruments. Changes in the fair value of the foreign currency forward contracts will be recorded in other income (expense). Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	1,478	—
Closing derivative asset (liability)	$1,478	$—

(c)Gold Collars
In May 2023, the Company entered into zero-cost collars (purchase of a put option and sale of a call option) to reduce the risk associated with fluctuations of the price of gold and to manage cash flow variability during the construction period of Skouries. These derivatives set a band within which the Company expects to be able to protect against gold price movements, either above or below specific strike prices. Under the gold collars, 16,667 ounces settle monthly during the period from June 2023 through December 2025.
These derivatives are not designated as hedging instruments. Changes in the fair value of the gold collars are recorded in other income (expense).
As at December 31, 2023, the Company's outstanding gold collars were as follows:

	2024	2025

Gold ounces	200,004	200,004
Weighted average put strike price per ounce	US$1,800	US$1,900
Weighted average call strike price per ounce	US$2,765	US$2,667

Changes in the fair value of gold collars outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	(3,026)	—
Closing derivative asset (liability)	$(3,026)	$—
Gold collars totalling 116,669 ounces expired during the year ended December 31, 2023 without financial settlement.
27. Derivative financial instruments (continued)
(d)Gold and Copper Commodity Swaps
In April 2023, in conjunction with the Term Facility, the Company entered into gold and copper commodity swap contracts for settlement on July 7, 2026 based on the average applicable commodity price over the period of June 1, 2026 to June 30, 2026. The gold commodity swap contracts total 32,000 ounces at a forward price of US$2,160 per ounce and will be financially settled. The copper commodity swap contracts total 6,160 tonnes of copper at a forward price of US$8,525 per tonne and will be financially settled.
These derivatives have not been designated as hedging instruments. Changes in the fair value of the gold and copper forward sales contracts are recorded in other income (expense).
Changes in the fair value of gold commodity swaps outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
Gold commodity swaps	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	(2,966)	—
Closing derivative asset (liability)	$(2,966)	$—

Changes in the fair value of copper commodity swaps outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
Copper commodity swaps	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	(1,032)	—
Closing derivative asset (liability)	$(1,032)	$—
27. Derivative financial instruments (continued)
(e)Interest Rate Swaps
In April 2023, in conjunction with the Term Facility, the Company entered into interest rate swaps covering 70% of the variable interest rate exposure under the six-months EURIBOR index. The interest rate swaps have a fixed rate of 3.11% and mature on December 31, 2032. The interest payment frequency is every six months.
The interest rate swaps have not been designated as hedging instruments. Changes in the fair value of the interest rate swaps are recorded in other income and expense.
Changes in the fair value of interest rate swaps outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	(11,182)	—
Settlements	(423)	—
Closing derivative asset (liability)	$(11,605)	$—

During the year ended December 31, 2023, interest rate swap settlements resulted in realized derivative cash gains of $423 for the Company.

(f)Foreign Currency Forward Contracts
In April 2023, in conjunction with the Term Facility, the Company entered into foreign exchange forward contracts to fix the U.S. Dollar to Euro exchange rate for a portion of the Term Facility repayments. From June 30, 2026 to December 31, 2029, €17,000 will be delivered to the Company every six months at an average forward rate of EUR/USD 1.1473. From June 28, 2030 to December 30, 2032, €11,350 will be delivered to the Company every six months at an average forward rate of EUR/USD 1.1704.
The foreign currency forward contracts have not been designated as hedging instruments. Changes in the fair value of the foreign currency forward contracts will be recorded in other income (expense).
Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2023 were as follows:

	Year ended December 31,
	2023	2022

Opening derivative asset (liability)	$—	$—
Change in fair value	6,229	—
Closing derivative asset (liability)	$6,229	$—